Cover	Oct. 14, 2022
Cover [Abstract]
Entity Registrant Name	IGEN NETWORKS CORPORATION
Entity Central Index Key	0001393540
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 14, 2022
Entity Incorporation State Country Code	NV
Entity File Number	333-141875
Entity Tax Identification Number	20-5879021
Entity Address Address Line 1	31772 Casino Drive
Entity Address Address Line 2	Suite C
Entity Address City Or Town	Lake Elsinore
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92530
City Area Code	855
Local Phone Number	912-5378
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false